NATURE OF OPERATIONS AND ABILITY TO CONTINUE AS A GOING CONCERN	12 Months Ended
Nov. 30, 2019
Nature Of Operations And Ability To Continue As Going Concern Abstract
NATURE OF OPERATIONS AND ABILITY TO CONTINUE AS A GOING CONCERN [Text Block]

1.  NATURE OF OPERATIONS AND ABILITY TO CONTINUE AS A GOING CONCERN

Plymouth Rock Technologies Inc. (the "Company") was incorporated under the Business Corporations Act of British Columbia on October 17, 2011.  The head office, principal address and registered and records office of the Company are located at 300 - 2015 Burrard Street, Vancouver, B.C., V6J 3H4.

On March 10, 2016, the Company's common shares commenced trading on the CSE. On January 8, 2019, the Company's common shares commenced trading on the Frankfurt Stock Exchange in Germany under the Symbol: 4XA, WKN# - A2N8RH. Effective August 27, 2019, the Company's common shares commenced trading on the OTC Markets Group ("OTCQB") under the symbol: PLRTF.

On October 31, 2018, the Company completed the acquisition of Plymouth Rock Technologies Inc. ("Plymouth Rock USA"), a private Delaware corporation that is developing a system using microwave radar techniques for threat detection screening in Wi-Fi enabled zones in buildings and places, like airports, shopping malls, schools and sports venues. The Company changed its name from Alexandra Capital Corp. to Plymouth Rock Technologies Inc. with new trading symbol "PRT" on November 1, 2018. With the acquisition, the Company's principal business activity through its subsidiary, Plymouth Rock USA, was changed to focus on developing technologies related to remotely detecting assault firearms and suicide bombs concealed on the person or a carry bag. The Company focuses on detection methods without the need for a checkpoint or the compliance of the suspect who is being screened. The Company's planned technologies encompass the very latest radar technologies for quickly detecting, locating and identifying the presence of threats.

Going Concern

The Company incurred a net loss of $4,366,807 (November 30, 2018 - $986,901) for the year ended November 30, 2019. As at November 30, 2019, the Company had a history of losses and an accumulated deficit of $5,968,892 (November 30, 2018 - $1,602,085).

The ability of the Company to continue as a going concern is dependent on achieving profitable operations, commercializing its technologies, and obtaining the necessary financing in order to develop these technologies further. The outcome of these matters cannot be predicted at this time. The Company will continue to review the prospects of raising additional debt and equity financing to support its operations until such time that its operations become self-sustaining, to fund its research and development activities and to ensure the realization of its assets and discharge of its liabilities. While the Company is expending its best efforts to achieve the above plans, there is no assurance that any such activity will generate sufficient funds for future operations. These factors indicate that a material uncertainty exists that casts significant doubt on the Company's ability to continue as a going concern.

The Company is not expected to be profitable during the ensuing twelve months and therefore must rely on securing additional funds from either issuance of debt or equity financing for cash consideration. During 2019, the Company received net cash proceeds of $171,554 (2018 - $3,248,840) pursuant to financing activities. Management has been successful in raising capital through periodic private placements of the Company's common shares in the past, however there is no certainty that financing will be available in the future of that management's planned actions to address this situation will be successful.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") with the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future rather than a process of forced liquidation. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence. Such adjustments could be material.